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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [ ]; Amendment Number: _________________
        This Amendment (Check only one.): [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Bain Capital Investors, LLC*
Address:  111 Huntington Avenue
          Boston, Massachusetts 02199

Form 13F File Number: 28-11185

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael F. Goss
Title:    Managing Director, Chief Financial Officer and Secretary
Phone:    (617) 516-2000

Signature, Place, and Date of Signing:

     /s/ Michael F. Goss             Boston, Ma.            August 15, 2005
   -----------------------        -----------------       -------------------
         [Signature]                [City, State]                [Date]

* Bain Capital Investors, LLC is the general partner of Bain Capital Partners VI, L.P., which is the (i) general partner of each of Bain Capital Fund VI, L.P. and Bain Capital VI Coinvestment Fund, L.P. and (ii) administrative member of DP Investors I, LLC.

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number               Name
        28-
        ---------------------------
        [Repeat as necessary.]

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          4
                                            --------------
Form 13F Information Table Entry Total:     10
                                            --------------
Form 13F Information Table Value Total:     1,075,248
                                            --------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No.    Form 13F File Number   Name

       1     28-11264               Bain Capital Fund VI, L.P.
     -----   --------------------   -----------------------------------------
       2     28-11209               Bain Capital VI Coinvestment Fund, L.P.
     -----   --------------------   -----------------------------------------
       3     28-11188               Bain Capital Partners VI, L.P.
     -----   --------------------   -----------------------------------------
       4     28-11210               DP Investors I, LLC
     -----   --------------------   -----------------------------------------

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                          Bain Capital Investors, LLC.
                    Form 13F Information Table as of 6/30/05

      Column 1               Column 2      Column 3  Column 4        Column 5    Column 6   Column 7       Column 8
------------------------------------------------------------------------------------------------------------------------
                                                      Shares or       Value     Investment   Other     Voting Authority
Name of Issuer            Title of Class    Cusip    Prn Amount      (x$1000)   Discretion  Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------
Dominos Pizza Inc.              Com       25754A201  24,136,754  SH    537,284     Sole                X
                                                      1,182,493  SH     26,322     Other        4             X
                                                        953,410  SH     21,223     Other                      X
Instinet Group Inc.             Com       457750107   8,646,589  SH     45,308     Sole                X
                                                      1,477,279  SH      7,741    Defined              X
Marketaxess Hldgs Inc.          Com       57060D108      57,974  SH        655     Sole                X
Shopping Com Ltd                SHS       M8405Q102     489,593  SH     10,208     Sole                X
SMTC Corp                       Com       832682207     641,420  SH        526     Sole                X
STATS ChipPAC LTD          Sponsored ADR  85771T104   5,017,074  SH     35,722     Sole                X
Warner Music Group Corp.        Com       934550104  24,090,064  SH    390,259     Sole                X
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